Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income [abstract]
Currency translation adjustment, tax	$ 179
Comprehensive income attributable to:
Fortuna shareholders	54,589	$ 20,967
Non-controlling interest	$ 1,522